Organization and Business Description (Details)		12 Months Ended
	Jul. 08, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 27, 2025 shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 HKD ($)	Jul. 26, 2024 USD ($) shares	Jul. 26, 2024 HKD ($) shares	Jul. 16, 2024 USD ($) shares	Jul. 16, 2024 HKD ($) shares	May 28, 2024 shares	Feb. 23, 2024 USD ($)	Jan. 02, 2024 $ / shares shares	Mar. 01, 2016 USD ($)	Mar. 01, 2016 HKD ($)
Organization and Business Description [Line Item]
Ordinary shares, shares issued		12,500,000	11,250,000
Cash | $		$ 3,784,776	$ 320,161
Ordinary shares, shares authorized		50,000,000	50,000,000
Ordinary shares, no par value | $ / shares
Net proceeds | $		$ 5,000,000
Initial Public Offering [Member]
Organization and Business Description [Line Item]
Net proceeds | $	$ 2,956,006
Underwriting discounts and offering expenses | $	2,043,994
Gross proceeds | $	$ 5,000,000
Maximum [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		8,460,000			94,000
Minimum [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		2,250,000			25,000
Ordinary Shares [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		11,250,000			1,000
Ordinary shares, shares authorized					50,000									25,000
Ordinary shares, no par value | $ / shares
Ordinary Shares [Member] | Initial Public Offering [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued	1,250,000
Issued price per share | $ / shares	$ 4
Series A Preferred Shares [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued					25,000
Preferred stock, shares issued										25	25
Cash								$ 1,026,000	$ 8,000,000
Preferred shares, no par value | $ / shares
Preferred stock convertible shares issuable					25
Mr. Ka Wo, NG [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued												1
Superb [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued					6,000					99	99
Rich Sparkle [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued					125
Rich Sparkle [Member] | Maximum [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued					50,000,000
Rich Sparkle [Member] | Series A Preferred Shares [Member]
Organization and Business Description [Line Item]
Preferred stock, shares issued								25	25
Share Redesignation [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		125,000
Lore [Member]
Organization and Business Description [Line Item]
Share Capital | $													$ 1
ANPA [Member]
Organization and Business Description [Line Item]
Share Capital															$ 0.13	$ 1
FCGM Strategic Investment Pte. Ltd [Member]
Organization and Business Description [Line Item]
Stock conversion ratio					0.01
Convertible preferred stock shares issued upon conversion					25
FCGM Strategic Investment Pte. Ltd [Member] | Series A Preferred Shares [Member]
Organization and Business Description [Line Item]
Preferred stock, shares issued										25	25
FCGM Strategic Investment Pte. Ltd [Member] | Superb [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		540,000
Pro Rata Share Issuance [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		534,000
Pro Rata Share Issuance [Member] | Maximum [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		8,366,000
Pro Rata Share Issuance [Member] | Minimum [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		2,225,000
Pro Rata Share Issuance [Member] | Rich Sparkle [Member]
Organization and Business Description [Line Item]
Ordinary shares, shares issued		11,125,000
Next International Enterprises Limited [Member]
Organization and Business Description [Line Item]
Percentage of equity interest						4.80%	4.80%
Cash						$ 125,924	$ 983,848			$ 125,924	$ 983,848
Next International Enterprises Limited [Member] | Rich Sparkle [Member]
Organization and Business Description [Line Item]
Percentage of equity interest										4.80%	4.80%